11. WARRANTS (Details - Warrants outstanding) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants
Warrants outstanding, beginning balance	36,346,970	35,897,293	23,249,997
Warrants issued	2,311,000	3,002,177	13,772,296
Warrants exercised		(652,500)	(625,000)
Warrants expired		(1,900,000)	(500,000)
Warrants outstanding, ending balance	38,657,970	36,346,970	35,897,293
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ .20	$ 0.20	$ .27
Warrants issued	.15	.15	.16
Warrants exercised		.08	.06
Warrants expired		.20	2.19
Weighted Average Exercise Price Outstanding, ending	$ .20	$ .20	$ 0.20